Income Taxes - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Receivable allowance	$ 17	$ 43
Accumulated depreciation	371	214
Restructuring accrual	454	376
Intangible assets	813	484
Compensation expense	634	417
Federal net operating loss carryforward	61,688	58,532
State net operating loss carryforward	5,736	6,040
Accrued expenses	160	344
Deferred rent	57	102
Deferred revenue	83	343
Interest	180	0
Other	10	43
Gross deferred income tax assets	70,203	66,938
Valuation allowance	(70,203)	(66,929)
Deferred tax assets, net of valuation allowance	0	9
Deferred income tax liabilities:
Interest	0	(9)
Goodwill	(16)	(7)
Gross deferred income tax liabilities	(16)	(16)
Net deferred income tax assets	$ (16)	$ (7)